Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2014	2013
Clinical development expense	$6,967	$3,109
Compensation and related benefits	1,040	1,015
Professional fees	821	647
Interest expense	57	70
Accrued expenses and other current liabilities	$8,885	$4,841